Transactions and Balances with Interested and Related Parties (Details) - Schedule of related party transactions - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Schedule of related party transactions [Abstract]
Subcontracted work and consulting	$ 823	$ 672	$ 722
Share-based payments to service provider	118	67	37
Total transactions	941	739	$ 759
Other accounts payable	75	70
Total balances	$ 75	$ 70